UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  Jeanine M. Herold     Fort Wayne, IN     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $123,162 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                DJAIG CMDT ETN   06738C778      760    14968 SH       SOLE                        0        0    14968
GENERAL ELECTRIC CO            COM              369604103      432    18721 SH       SOLE                        0        0    18721
ISHARES INC                    MSCI PAC J IDX   464286665      743    21929 SH       SOLE                        0        0    21929
ISHARES TR                     S&P 500 VALUE    464287408    16799   290391 SH       SOLE                        0        0   290391
ISHARES TR                     MSCI EAFE IDX    464287465    13517   254650 SH       SOLE                        0        0   254650
ISHARES TR                     MSCI EMERG MKT   464287234      326    10317 SH       SOLE                        0        0    10317
ISHARES TR                     LEHMAN AGG BND   464287226     3235    32920 SH       SOLE                        0        0    32920
ISHARES TR                     IBOXX INV CPBD   464287242     1094    13371 SH       SOLE                        0        0    13371
ISHARES TR                     DJ SEL DIV INX   464287168     1581    30314 SH       SOLE                        0        0    30314
ISHARES TR                     S&P SMLCP VALU   464287879     9514   151621 SH       SOLE                        0        0   151621
ISHARES TR                     S&P MC 400 GRW   464287606      898    12380 SH       SOLE                        0        0    12380
ISHARES TR                     S&P SMLCAP 600   464287804      915    15736 SH       SOLE                        0        0    15736
ISHARES TR                     S&P MIDCAP 400   464287507    20792   295423 SH       SOLE                        0        0   295423
ISHARES TR                     S&P EURO PLUS    464287861     1293    33868 SH       SOLE                        0        0    33868
ISHARES TR                     S&P 500 INDEX    464287200    15354   136666 SH       SOLE                        0        0   136666
ISHARES TR                     RUSSELL1000VAL   464287598     1141    18429 SH       SOLE                        0        0    18429
ISHARES TR                     RUSSELL 1000     464287622     1124    18292 SH       SOLE                        0        0    18292
ISHARES TR                     S&P MIDCP VALU   464287705     1210    18430 SH       SOLE                        0        0    18430
JPMORGAN & CHASE & CO          COM              46625H100     1124    27420 SH       SOLE                        0        0    27420
LINCOLN NATL CORP IND          COM              534187109     4111    97426 SH       SOLE                        0        0    97426
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      384    10227 SH       SOLE                        0        0    10227
SPDR TR                        UNIT SER 1       78462F103     3180    28548 SH       SOLE                        0        0    28548
TOWER FINANCIAL CORP           COM              891769101      200    22995 SH       SOLE                        0        0    22995
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     1216    15901 SH       SOLE                        0        0    15901
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1752    34480 SH       SOLE                        0        0    34480
VANGUARD INDEX FDS             VALUE ETF        922908744     3251    64018 SH       SOLE                        0        0    64018
VANGUARD INDEX FDS             STK MRK ETF      922908769      879    15465 SH       SOLE                        0        0    15465
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     2917    50973 SH       SOLE                        0        0    50973
VANGUARD INDEX FDS             REIT ETF         922908553     3038    53566 SH       SOLE                        0        0    53566
VANGUARD INDEX FDS             MID CAP ETF      922908629     3095    54142 SH       SOLE                        0        0    54142
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1560    38510 SH       SOLE                        0        0    38510
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866     1049    21002 SH       SOLE                        0        0    21002
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874     1433    28025 SH       SOLE                        0        0    28025
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1200    37335 SH       SOLE                        0        0    37335
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1153    34222 SH       SOLE                        0        0    34222
VANGUARD WORLD FD              MEGA VALUE 300   921910840      593    15560 SH       SOLE                        0        0    15560
WILLIAMS COS INC DEL           COM              969457100      299    13698 SH       SOLE                        0        0    13698